Leases (Tables)	12 Months Ended
Aug. 31, 2020
Leases [Abstract]
Right of Use Assets
2020
$
Net book value as at September 1, 2019	1,340
Additions	59
Amortization	(141)
Lease terminations and other	(12)
Net book value as at August 31, 2020	1,246

Lease Liabilities
2020
$
Balance as at September 1, 2019	1,324
Net additions	55
Interest on lease liabilities	44
Interest payments on lease liabilities	(44)
Principal payments of lease liabilities	(112)
Other	3
Balance as at August 31, 2020	1,270

Current	113
Long-term	1,211
Balance as at September 1, 2019	1,324
Current	113
Long-term	1,157
Balance as at August 31, 2020	1,270

Rental Expense

	2020	2019
	$	$
Rental expense related to operating leases	-	164
Exepnses related to variable lease components not included in lease liabilities	20	-
Expenses related to low-value leases	32	-
	52	164